Unaudited Interim Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Unaudited Interim Condensed Consolidated Statements of Operations
Revenue, net	$ 106,301	$ 118,233
Voyage expenses	(30,548)	(36,563)
Vessel operating expenses	(14,920)	(14,937)
Operating expense component	(2,836)	(2,865)
Vessel lease expense component	(2,609)	(2,636)
Depreciation	(6,975)	(6,942)
Amortization of deferred drydock expenditures	(756)	(1,007)
General and administrative expenses
Corporate	(5,067)	(5,060)
Commercial and chartering	(1,063)	(1,171)
Unrealized losses on derivatives	0	(31)
Interest expense and finance costs	(2,526)	(2,864)
Interest income	544	239
Net Income before taxes	39,545	44,396
Income tax	(79)	(57)
Loss from equity method investments	(229)	(249)
Net Income	39,237	44,090
Preferred dividend	(848)	(838)
Net income attributable to common stockholders	$ 38,389	$ 43,252
Earnings per share, basic (in dollars per share)	$ 0.93	$ 1.06
Earnings per share, diluted (in dollars per share)	$ 0.92	$ 1.04
Weighted average number of shares outstanding, basic (in shares)	41,371,887	40,722,735
Weighted average number of shares outstanding, diluted (in shares)	41,916,276	41,679,650